As filed with the Securities and Exchange Commission on September 25, 2000

                                                  Registration Nos. 333-39602

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              --------------------

                                    FORM N-14

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

          Pre-effective Amendment No.____ Post-Effective Amendment No.1
                        (Check appropriate box or boxes)

                         Money Market Obligations Trust
               (Exact name of registrant as specified in charter)

                            Federated Investors Fund
                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: 1-800-341-7400

                           John W. McGonigle, Esquire
                           Federated Investors Towers

                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779

                             Robert J. Zutz, Esquire
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
             (Names and Addresses of Agents for Service of Process)

For the new shares of Automated Cash Management Trust (Institutional Service Shares), the date of the public offering of those shares was September 15, 2000. The public offering of shares of Registrant's series is on-going. The title of securities being registered is shares of beneficial interest.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is due because of Registrant's reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

                         MONEY MARKET OBLIGATIONS TRUST

                CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 1 TO THE
                       REGISTRATION STATEMENT ON FORM N-14



This Registration Statement consists of the following papers and documents:

         Cover Sheet

         Contents of Registration Statement

                o    Part C  -      Other Information

         Signature Page

         Exhibits

         The sole purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization described in Registrant's Registration Statement, filed on Form N-14 on June 19, 2000, as required by Item 16(12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the Combined Prospectus and Proxy Statement and Statement of Additional Information, each dated July 20, 2000, filed with the Securities and Exchange Commission under Rule 497 on July 31, 2000, File No. 33-31602, EDGAR Accession No. 0000898432-00-000533.

Part C
------

                  Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                         MONEY MARKET OBLIGATIONS TRUST

                                     PART C
                                OTHER INFORMATION

Item 15. Indemnification; (1)
-------- ---------------

Item 16. Exhibits
-------- --------

(1)      (a)      Conformed copy of Declaration of Trust of the Registrant; (2)
         (a)      Conformed copy of Amendment No. 1 to the Declaration of Trust of the Registrant; (2)
         (b)      Conformed copy of Amendment No. 2 to the Declaration of Trust of the Registrant; (3)
         (c)      Conformed copy of Amendment No. 3 to the Declaration of Trust of the Registrant; (3)
         (d)      Conformed copy of Amendment No. 4 to the Declaration of Trust of the Registrant; (3)
         (e)      Conformed copy of Amendment No. 5 to the Declaration of Trust of the Registrant; (3)
         (f)      Conformed copy of Amendment No. 6 to the Declaration of Trust of the Registrant; (3)
         (g)      Conformed copy of Amendment No. 8 to the Declaration of Trust of the Registrant; (4)
         (h)      Conformed copy of Amendment No. 9 to the Declaration of Trust of the Registrant; (5)
         (i)      Conformed copy of Amendment No. 10 to the Declaration of Trust of the Registrant; (6)
         (j)      Conformed copy of Amendment No. 11 to the Declaration of Trust of the Registrant; (7)
         (k)      Conformed copy of Amendment No. 12 to the Declaration of Trust of the Registrant; (7)
         (l)      Conformed copy of Amendment No. 13 to the Declaration of Trust of the Registrant; (8)
         (m)      Declaration of Trust of the Registrant; (8)
         (n)      Conformed copy of Amendment No. 14 to the Declaration of Trust of the Registrant; (9)

Item 16. Exhibits
-------- --------

(2)      Copy of By-Laws of the Registrant; (2)
         (a)      Copy of Amendment No. 13 to By-Laws of the Registrant; (3)
         (b)      Copy of Amendment No. 14 to By-Laws of the Registrant; (3)
         (c)      Copy of Amendment No. 15 to By-Laws of the Registrant; (3)
(3)      Voting Trust Agreements - none.
(4) A copy of the Agreement and Plan of Reorganization is included as Exhibit A to the Combined Proxy Statement and Prospectus of this Registration Statement. (15)
(5)      (a)      The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual
                  Funds Service Agreement; and Plan Trustee/ Mutual Funds
                  Service Agreement from Item 24(b)(6) of the Cash Trust Series
                  II Registration Statement on Form N-1A filed with the
                  Commission on July 24, 1995. (File Nos. 33-38550 and
                  811-6269).
         (b)      The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World
                  Investment Series, Inc. Registration Statement on Form N-1A,
                  filed with the Commission on January 26, 1996. (File Nos.
                  33-52149 and 811-07141).
         (c)      Copy of Specimen Certificate for Shares of Beneficial Interest
                  of: (i) Automated Cash Management Trust - Institutional
                  Service Shares and Cash II Shares; (Response is incorporated by reference to Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. File Nos. 33-31602 and 811-5950).
(6)      (a)      Conformed copy of Investment Advisory Contract of the
                  Registrant; (2)
         (b)      Conformed copy of Exhibit A to the Investment Advisory
                  Contract of the Registrant; (2)
         (c)      Conformed copy of Exhibit B to the Investment Advisory
                  Contract of the Registrant; (2)
         (d)      Conformed copy of Exhibit D to the Investment Advisory
                  Contract of the Registrant; (2)
         (e)      Conformed copy of Exhibit E to the Investment Advisory
                  Contract of the Registrant; (2)
         (f)      Conformed copy of Exhibit G to the Investment Advisory
                  Contract of the Registrant; (2)
         (g)      Conformed copy of Exhibit H to the Investment Advisory
                  Contract of the Registrant; (7)
         (h)      Conformed copy of Exhibit I to the Investment Advisory
                  Contract of the Registrant; (7)
         (i)      Conformed copy of Exhibit J to the Investment Advisory
                  Contract of the Registrant; (7)
         (j)      Conformed copy of Exhibit K to the Investment Advisory
                  Contract of the Registrant; (7)
         (k)      Conformed copy of Exhibit L to the Investment Advisory
                  Contract of the Registrant; (7)
         (l)      Conformed copy of Exhibit M to the Investment Advisory
                  Contract of the Registrant; (7)
         (m)      Conformed copy of Exhibit N to the Investment Advisory
                  Contract of the Registrant; (7)

Item 16. Exhibits
-------- --------

         (n)      Conformed copy of Exhibit O to the Investment Advisory
                  Contract of the Registrant; (7)
         (o)      Conformed copy of Exhibit P to the Investment Advisory
                  Contract of the Registrant; (7)
         (p)      Conformed copy of Exhibit Q to the Investment Advisory
                  Contract of the Registrant; (7)
         (q)      Conformed copy of Exhibit R to the Investment Advisory
                  Contract of the Registrant; (7)
         (r)      Conformed copy of Exhibit S to the Investment Advisory
                  Contract of the Registrant; (8)
(7)      (a)      Conformed copy of Distributor's Contract of the Registrant;
                  (10)
         (b)      Conformed copy of Exhibit A to the Distributor's Contract of the Registrant; (7)
         (c)      Conformed copy of Exhibit C to the Distributor's Contract of the Registrant; (7)
         (d)      Conformed copy of Exhibit D to the Distributor's Contract of the Registrant; (5)
         (e)      Conformed copy of Exhibit F to the Distributor's Contract of the Registrant; (6)
         (f)      Conformed copy of Exhibit G to the Distributor's Contract of the Registrant; (7)
         (g)      Conformed copy of Exhibit H to the Distributor's Contract of the Registrant; (7)
         (h)      Conformed copy of Exhibit I to the Distributor's Contract of the Registrant; (7)
         (i)      Conformed copy of Exhibit J to the Distributor's Contract of the Registrant; (8)
         (j)      Conformed copy of Distributor's Contract of the Registrant
                  (Liberty U.S. Government Money Market Trust - Class B Shares);
                  (8)
(8)      Bonus, Profit-Sharing or Pension Plans - none.
(9)      (a)      Conformed copy of Custodian Agreement of the Registrant; (11)
         (b)      Conformed copy of Custodian Fee Schedule; (3)
         (c)      Conformed copy of Amended and Restated Agreement for Fund
                  Accounting Services, Administrative Services, Transfer Agency
                  Services and Custody Services Procurement; (7)
         (d)      Conformed copy of Amended and Restated Shareholder Services
                  Agreement of the Registrant; (7)
(10)     (a)      Conformed copy of Distribution Plan of the Registrant; (6)
         (b)      Conformed copy of Exhibit A to the Distribution Plan of the
                  Registrant; (6)
         (c)      Conformed copy of Exhibit B to the Distribution Plan of the
                  Registrant; (7)
(11) Conformed copy of the Opinion of Counsel as to legality of shares being registered; (15)
(12) Conformed copy of the Opinion and Consent of Kirkpatrick & Lockhart LLP regarding certain tax matters; (filed herewith)
(13)     None.
(14)     (a)      Conformed copy of Consent of Independent Public Accountants for Automated Cash Management Trust; (16)
(15)     Financial Statements omitted from Part B - none.
(16)     (a)      Conformed copy of Power of Attorney of the Registrant; (8)
         (b)      Conformed copy of Power of Attorney of Chief Investment
                  Officer of the Registrant; (8)
         (c)      Conformed copy of Power of Attorney of Treasurer of the
                  Registrant; (13)
         (d)      Conformed copy of Power of Attorney of Trustee of the
                  Registrant; (8)
         (e)      Conformed copy of Power of Attorney of Trustee of the
                  Registrant; (8)
         (f)      Conformed copy of Power of Attorney of Trustee of the
                  Registrant; (8)

Item 16. Exhibits
-------- --------

         (g) Conformed copy of Power of Attorney of Trustee of the Registrant; (14)
(17)     Form of Proxy; (15)

--------------------------------------------------------------------------------

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 20, 1989. (File Nos. 33-31602 and 811-5950);

(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950);

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950);

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed February 21, 1995. (File Nos. 33-31602 and 811-5950);

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed September 23, 1996. (File Nos. 33-31602 and 811-5950);

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950);

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950);

(8) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed October 29, 1999. (File Nos. 33-31602 and 811-5950);

(9) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed February 25, 2000. (File Nos. 33-31602 and 811-5950);

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed May 6, 1994. (File Nos. 33-31602 and 811-5950);

(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950);

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed September 28, 1999. (File Nos. 33-31602 and 811-5950);

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 12, 1999. (File Nos. 33-31602 and 811-5950);

(14) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed February 25, 2000. (File Nos. 33-31602 and 811-5950);

(15) Response is incorporated by reference to Registrant's Registration Statement on Form N-14, filed June 19, 2000. (File No. 333-39602);

(16) Previously filed in Registrant's Registration Statement on Form N-14, filed June 19, 2000. (File No. 333-39602).

Item 17. Undertakings
-------- ------------

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that in determining liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein; and the offering of the securities at that time shall be deemed to be initial bona fide offering of them.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET OBLIGATIONS TRUST, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of September, 2000.

                                 MONEY MARKET OBLIGATIONS TRUST

                                    BY:     /s/ Leslie K. Ross
                                            Leslie K. Ross, Assistant Secretary
                                            Attorney in Fact for John F. Donahue
                                            September 25, 2000

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                        TITLE             DATE
----                                        -----             ----
By:      /s/ Leslie K. Ross              Attorney In Fact     September 25, 2000
         Leslie K. Ross                  For the Persons
         ASSISTANT SECRETARY             Listed Below


         NAME                               TITLE
         ----                               -----

John F. Donahue*                         Chairman and Trustee
                                                (Chief Executive Officer)

J. Christopher Donahue*                  President and Trustee

Richard J. Thomas*                       Treasurer(Principal Financial and
                                                Accounting Officer)

William D. Dawson, III*                  Chief Investment Officer

Thomas G. Bigley*                        Trustee

John T. Conroy, Jr.*                     Trustee

Nicholas P. Constantakis*                Trustee

John F. Cunningham*                      Trustee

         NAME                               TITLE
         ----                               -----

Lawrence D. Ellis, M.D.*                 Trustee

Peter E. Madden*                         Trustee

Charles F. Mansfield, Jr.*               Trustee

John E. Murray, Jr., J.D., S.J.D.*       Trustee

Marjorie P. Smuts*                       Trustee

John S. Walsh*                           Trustee

*By Power of Attorney

KIRKPATRICK & LOCKHART LLP                        1800 MASSACHUSETTS AVENUE, NW
                                                  SECOND FLOOR
                                                  WASHINGTON, DC 20036-1800
                                                  202.778.9000
Theodore L. Press                                 www.kl.com
Tel:  202.778.9025
Fax:  202.778.9100
tpress@kl.com

                               September 15, 2000



IAI Investment Funds VI, Inc.
601 Second Avenue South
Suite 3600
Minneapolis, Minnesota 55402

Money Market Obligations Trust
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237

           Re: Reorganization to Combine a Series of a Minnesota Corporation and a Series of a Massachusetts Business Trust
                  -------------------------------------------------------------

Ladies and Gentleman:

           IAI Investment Funds VI, Inc. ("Corporation"), on behalf of IAI Money Market Fund, a segregated portfolio of assets ("series") thereof ("Target"), and Money Market Obligations Trust, a Massachusetts business trust ("Trust"), on behalf of its Automated Cash Management Trust series ("Acquiring Fund"), have requested our opinion as to certain federal income tax consequences of the proposed acquisition of Target by Acquiring Fund pursuant to an Agreement and Plan of Reorganization and Termination between them dated as of July 20, 2000 ("Plan").1/ Specifically, each Investment Company has requested our opinion, with respect to each Reorganization --

                     (1) that Acquiring Fund's acquisition of Target's assets in exchange solely for voting Institutional Service shares of beneficial interest in Acquiring Fund ("Acquiring Fund Shares"), followed by Target's distribution of those shares pro rata to its shareholders of record determined as of the Effective Time (as herein defined)
           ("Shareholders") constructively in exchange for their shares of common stock of Target ("Target Shares") (such transactions sometimes being referred to herein collectively as the "Reorganization"), will

----------------------

1/ Target and Acquiring Fund are sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and Corporation and Trust are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies."

IAI INVESTMENT FUNDS VI, INC.
MONEY MARKET OBLIGATIONS TRUST
September 15, 2000
Page 2

           qualify  as  a   reorganization   within   the   meaning  of  section
           368(a)(1)(C),2/ and each Fund will be "a party to a reorganization" within the meaning of section 368(b);


                     (2) that neither the Funds nor the Shareholders will recognize gain or loss on the Reorganization; and

                     (3) regarding the basis and holding period after the Reorganization of the transferred assets and the Acquiring Fund Shares issued pursuant thereto.

           In rendering this opinion, we have examined (1) the Plan, (2) the Prospectus/Proxy Statement dated July 20, 2000, that was furnished in connection with the solicitation of proxies by each Corporation's board of directors for use at a special meeting of Target's shareholders held on September 8, 2000 ("Proxy Statement"), (3) each Fund's currently effective prospectus and statement of additional information, and (4) other documents we have deemed necessary or appropriate for the purposes hereof. As to various matters of fact material to this opinion, we have relied, exclusively and without independent verification, on statements of responsible officers of each Investment Company and the representations described below and made in the Plan (as contemplated in paragraph 6.6 thereof) or in letters from the Investment Companies dated September 14, 2000 (collectively, "Representations").

                                      FACTS
                                      -----

           Corporation is a Minnesota corporation, and Target is a series thereof. Trust is a Massachusetts business trust that, before January 1, 1997, "claimed" classification as an association taxable as a corporation, and it never elected otherwise; and Acquiring Fund is a series thereof. Each Investment Company is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").

           Target has a single class of shares. Acquiring Fund's shares are divided into multiple classes, including Institutional Service shares. Only Acquiring Fund Shares (i.e., Institutional Service shares), which are substantially similar to the Target Shares, are involved in the Reorganization.


----------------------

2/ All "section" references are to the Internal Revenue Code of 1986, as amended ("Code"), unless otherwise noted, and all "Treas. Reg.ss." references are to the regulations under the Code ("Regulations").

IAI INVESTMENT FUNDS VI, INC.
MONEY MARKET OBLIGATIONS TRUST
September 15, 2000
Page 3

           The Reorganization, together with related acts necessary to consummate the same ("Closing"), will take place on or about the date hereof. All acts taking place at the Closing will be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the Investment Companies agree ("Effective Time").

           The Funds' investment objectives, policies, and restrictions (which are described in the Proxy Statement) are substantially similar. For the reasons, and after consideration of the factors, described in the Proxy Statement, Corporation's board of directors and Trust's board of trustees approved the Plan, subject to approval of Target's shareholders. In doing so, each board -- including a majority of its members who are not "interested persons" (as that term is defined in the 1940 Act) of either Investment Company or Investment Advisers, Inc. ("IAI") or Federated Investment Management Company, the investment adviser of Target and Acquiring Fund, respectively -- determined that (1) the Reorganization is in its Fund's best interests, (2) the terms of the Reorganization are fair and reasonable, and (3) the interests of its Fund's shareholders will not be diluted as a result of the Reorganization.

           The Plan, which specifies that it is intended to be, and is adopted as, a "plan of reorganization" within the meaning of the Regulations, provides in relevant part for the following:

                     (1) The acquisition by Acquiring Fund of all assets, including all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property, owned by Target at the Effective Time (collectively "Assets"), in exchange solely for the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares determined by dividing the value of the Assets by the net asset value ("NAV") of an Acquiring Fund Share (both computed as set forth in paragraph 2.1 of the Plan),

                     (2) The constructive distribution of such Acquiring Fund Shares to the Shareholders,3/ and


----------------------

3/ The Plan provides that, at the time of the Reorganization, the Target Shares will in effect be constructively exchanged for Acquiring Fund Shares, certificates for which will not be issued. Accordingly, Shareholders will not be required to and will not make physical delivery of their Target Shares, nor will they receive certificates for Acquiring Fund Shares, pursuant to the Reorganization. Target Shares nevertheless will be treated as having been exchanged for Acquiring Fund Shares, and the tax consequences to the Shareholders will be unaffected by the absence of Acquiring Fund Share certificates. See discussion at V. under "Analysis," below.

IAI INVESTMENT FUNDS VI, INC.
MONEY MARKET OBLIGATIONS TRUST
September 15, 2000
Page 4


                     (3) The termination of Target as soon as reasonably practicable after that distribution.

           The distribution described in (2) will be accomplished by Acquiring Fund's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring the Acquiring Fund Shares thereto. Each Shareholder's account will be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Shares, including those represented by certificates, simultaneously will be canceled on Target's share transfer books.

                                 REPRESENTATIONS
                                 ---------------

           CORPORATION has represented and warranted to us as follows:

                (1) Corporation is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Minnesota; its amended and restated articles of incorporation, as amended by articles of amendment thereto in substantially the form attached to the Plan as Schedule A, are on file with the Secretary of the State of Minnesota; it is duly registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect; and Target is a duly established and designated series of Corporation;

                (2) Target is a "fund" as defined in section 851(g)(2); it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

                (3) Target is not under the jurisdiction of a court in a "title 11 or similar case" (within the meaning of section 368(a)(3)(A));

IAI INVESTMENT FUNDS VI, INC.
MONEY MARKET OBLIGATIONS TRUST
September 15, 2000
Page 5


                (4) Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

                (5) During the five-year period ending on the date of the Closing, neither Target nor any person "related" (as defined in Treas. Reg.ss. 1.368-1(e)(3) without regard to Treas. Reg.ss.
           1.368-1(e)(3)(i)(A)) to Target will have directly or through any transaction, agreement, or arrangement with any other person, (a) acquired Target Shares with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target's business as a series of an open-end investment company as required by the 1940 Act, or (b) made distributions with respect to Target Shares, except for (i) dividends qualifying for the deduction for dividends paid (as defined in section 561) referred to in sections 852(a)(1) and 4982(c)(1)(A) and (ii) additional distributions, to the extent they do not exceed 50% of the value (without giving effect to such distributions) of the proprietary interest in Target on such date; and

                (6) Target will be liquidated as soon as reasonably practicable after the Effective Time, but in all events within 12 months thereafter.

           TRUST has represented and warranted to us as follows:

                (1) Trust is a trust operating under a written declaration of trust, the beneficial interest in which is divided into transferable shares, that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts; a copy of its Amended and Restated Declaration of Trust ("Declaration of Trust") is on file with the Secretary of the Commonwealth of Massachusetts; and Acquiring Fund is a duly established and designated series thereof;

                (2) Acquiring Fund is a "fund" as defined in section 851(g)(2); it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; it intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

                (3) No consideration other than Acquiring Fund Shares will be issued in exchange for the Assets in the Reorganization;

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                (4)  There  is no plan or  intention  for  Acquiring  Fund to be dissolved or merged into another  business  trust or a corporation or
           any  "fund"  thereof  (within  the  meaning  of  section   851(g)(2))
           following the Reorganization;

                (5) Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

                (6) Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it at any time during the past five years directly or indirectly owned, any shares of Target;

                (7) Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund, or any person "related" (within the meaning of Treas. Reg. ss. 1.368-1(e)(3)) to Acquiring Fund, have any plan or intention to redeem or otherwise reacquire any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except to the extent it is required by the 1940 Act to redeem any of its shares presented for redemption at NAV in the ordinary course of that business; and

                (8) Following the Reorganization, Acquiring Fund (a) will continue Target's "historic business" (within the meaning of Treas. Reg.ss. 1.368-1(d)(2)) and (b) will use a significant portion of Target's "historic business assets" (within the meaning of Treas. Reg.ss. 1.368-1(d)(3)) in a business.

           Each Investment Company has represented and warranted to us as follows:

                (1) The fair market value of the Acquiring Fund Shares received by each Shareholder will be approximately equal to the fair market value of its Target Shares constructively surrendered in exchange therefor;

                (2) The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

                (3) There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

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                (4)  Pursuant to the  Reorganization,  Target  will  transfer to
           Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Target immediately before the Reorganization. For the purposes of this representation, any amounts used by Target to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982) after the date of the Plan will be included as assets held thereby immediately before the Reorganization;

                (5) None of the compensation received by any Shareholder who is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares held by such Shareholder; none of the Acquiring Fund Shares received by any such Shareholder will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

                (6) Immediately after the Reorganization, the Shareholders will not own shares constituting "control" (within the meaning of section 304(c)) of Acquiring Fund;

                (7) Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187).


                                     OPINION
                                     -------

           Based solely on the facts set forth above, and conditioned on the Representations being true at the time of the Closing and the Reorganization being consummated in accordance with the Plan, our opinion (as explained more fully in the next section of this letter) is as follows:

                (1) Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares, followed by Target's distribution of those shares pro rata to the Shareholders constructively in

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           exchange for their Target  Shares,  will qualify as a  reorganization within the meaning of section 368(a)(1)(C), and each Fund will be "a party to a reorganization" within the meaning of section 368(b);

                (2) Target will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

                (3) Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares;

                (4) Acquiring Fund's basis in the Assets will be the same as Target's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

                (5) A Shareholder will recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

                (6) A Shareholder's aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis in the Target Shares it constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Shares, provided the Shareholder holds them as capital assets at the Effective Time.

           Our opinion is based on, and is conditioned on the continued applicability of, the provisions of the Code and the Regulations, judicial decisions, and rulings and other pronouncements of the Internal Revenue Service ("Service") in existence on the date hereof. All the foregoing authorities are subject to change or modification that can be applied retroactively and thus also could affect our opinion; we assume no responsibility to update our opinion with respect to any such change or modification. Our opinion also is applicable only to the extent each Fund is solvent, and we express no opinion about the tax treatment of the transactions described herein if either Fund is insolvent. Our opinion is solely for the addressees' information and use and may not be relied on for any purpose by any other person without our express written consent.


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                                    ANALYSIS
                                    --------

I. The Reorganization Will Qualify as a C Reorganization, and Each Fund Will Be a Party to a Reorganization.
           ---------------------------------------------------------------------

           A.        Each Fund Is a Separate Corporation.
                     ------------------------------------

           A reorganization under section 368(a)(1)(C) (a "C Reorganization") involves the acquisition by one corporation, in exchange solely for all or a part of its voting stock, of substantially all of the properties of another corporation. For a transaction to qualify under that section, therefore, both entities involved therein must be corporations (or associations taxable as corporations). Trust, however, is a business trust, not a corporation, and Acquiring Fund is a separate series thereof; and Target is a separate series of Corporation.

           Regulation section 301.7701-4(b) provides that certain arrangements known as trusts (because legal title is conveyed to trustees for the benefit of beneficiaries) will not be classified as trusts for purposes of the Code because they are not simply arrangements to protect or conserve the property for the beneficiaries. That section states that these "business or commercial trusts" generally are created by the beneficiaries simply as devices to carry on profit-making businesses that normally would have been carried on through business organizations classified as corporations or partnerships under the Code and concludes that the fact that any organization is technically cast in the trust form will not change its real character if it "is more properly classified as a business entity under [Treas. Reg.]ss. 301.7701-2."4/ Furthermore, pursuant to Treas. Reg.ss. 301.7701-4(c), "[a]n `investment' trust will not be classified as a trust if there is a power under the trust agreement to vary the investment of the certificate holders. See Commissioner v. North American Bond Trust, 122 F.2d 545 (2d Cir. 1941), cert. denied, 314 U.S. 701 (1942)."


----------------------

4/ On December 10, 1996, the Service adopted Regulations for classifying business organizations (Treas. Reg.ss.ss. 301.7701-1 through -3 and parts of -4, the so-called "check-the-box" Regulations) to replace the provisions in the then-existing Regulations that "have become increasingly formalistic. [The check-the-box Regulations replace] those rules with a much simpler approach that generally is elective." T.D. 8697, 1997-1 C.B. 215. Regulation section 301.7701-2(a) provides that "a business entity is any entity recognized for federal tax purposes . . . that is not properly classified as a trust under [Treas. Reg.]ss. 301.7701-4 or otherwise subject to special treatment under the
 . . . Code." Trust is not subject to any such special treatment.

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           Based on  these  criteria,  Trust  does not  qualify  as a trust  for federal tax purposes.5/ Trust is not simply an arrangement to protect or conserve property for the beneficiaries but is designed to carry on a profit-making business. Furthermore, while Trust is an "investment trust," there is a power under its Declaration of Trust to vary its shareholders' investment therein. Trust does not have a fixed pool of assets -- each series of Trust (including Acquiring Fund) is a managed portfolio of securities, and its investment adviser has the authority to buy and sell securities for it. Accordingly, we believe that Trust should not be classified as a trust, and instead should be classified as a business entity, for federal tax purposes.

           Regulation section 301.7701-2(a) provides that "[a] business entity with two or more members is classified for federal tax purposes as either a corporation or a partnership." The term "corporation" is defined for those purposes (in Treas. Reg. ss. 301.7701-2(b)) to include corporations denominated as such under the federal or state statute pursuant to which they were organized and certain other entities. Any business entity that is not classified as a corporation under that section (an "eligible entity") and has at least two members can elect to be classified as either an association (and thus a corporation) or a partnership. Treas. Reg.ss. 301.7701-3(a).

           An eligible entity in existence before January 1, 1997, the effective date of the check-the-box Regulations, "will have the same classification that the entity claimed under [the prior Regulations]," unless it elects otherwise. Treas. Reg. ss. 301.7701-3(b)(3)(i). Based on the reasoning stated in the second preceding paragraph -- and the fact that, under the law that existed before the check-the-box Regulations, the word "association" had been held to include a Massachusetts business trust (see Hecht v. Malley, 265 U.S. 144 (1924)) -- Trust "claimed" classification under the prior Regulations as an association taxable as a corporation. Moreover, since that date it has not elected not to be so classified. Accordingly, we believe that Trust will continue to be classified as an association (and thus a corporation) for federal tax purposes.

           The Investment Companies as such, however, are not participating in the Reorganization, but rather two separate series thereof (the Funds) are the participants. Ordinarily, a transaction involving segregated pools of assets such as the Funds could not qualify as a reorganization, because the pools would not be separate taxable entities that constitute corporations. Under section 851(g), however, each Fund is treated as a separate corporation for all purposes of the Code save the definitional requirement of section 851(a) (which is satisfied by the respective Investment Companies). Accordingly, we believe that

----------------------

5/ Because Acquiring Fund is considered separate from each other series of Trust for federal tax purposes (see the discussion in the last paragraph of I.A. below), the analysis in the accompanying text applies equally to Acquiring Fund.

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each Fund is a separate  corporation,  and its  shares are  treated as shares of corporate stock, for purposes of section 368(a)(1)(C).

           B.        Transfer of "Substantially All" of Target's Properties.
                     -------------------------------------------------------

           For an acquisition to qualify as a C Reorganization, the acquiring corporation must acquire "substantially all of the properties" of the transferor corporation in exchange solely for all or part of the acquiring corporation's stock. For purposes of issuing private letter rulings, the Service considers the transfer of at least 90% of the fair market value of the transferor's net assets, and at least 70% of the fair market value of its gross assets, held immediately before the reorganization to satisfy the "substantially all" requirement. Rev. Proc. 77-37, 1977-2 C.B. 568. The Reorganization will involve such a transfer. Accordingly, we believe that the Reorganization will involve the transfer to Acquiring Fund of substantially all of Target's properties.

           C.        Qualifying Consideration.
                     -------------------------

           The acquiring corporation in an acquisition intended to qualify as a C Reorganization must acquire at least 80% (by fair market value) of the transferor's property solely for voting stock. Section 368(a)(2)(B)(iii). Because Acquiring Fund will exchange only Acquiring Fund Shares, and no money or other property, for the Assets, we believe that the Reorganization will satisfy the solely-for-voting-stock requirement to qualify as a C Reorganization.

           D.        Distribution by Target.
                     -----------------------

           Section 368(a)(2)(G)(i) provides that a transaction will not qualify as a C Reorganization unless the corporation whose properties are acquired distributes the stock it receives and its other property in pursuance of the plan of reorganization. Under the Plan -- which we believe constitutes a "plan of reorganization" within the meaning of Treas. Reg. ss. 1.368-2(g) -- Target will distribute all the Acquiring Fund Shares it receives to the Shareholders in constructive exchange for their Target Shares; as soon as is reasonably practicable thereafter, Target will be terminated. Accordingly, we believe that the requirements of section 368(a)(2)(G)(i) will be satisfied.

           E.        Requirements of Continuity.
                     ---------------------------

           Regulation section 1.368-1(b) sets forth two prerequisites to a valid reorganization: (1) a continuity of the business enterprise through the issuing corporation -- defined in the Regulation as "the acquiring corporation (as that term is used in section 368(a))," with an exception not relevant here -- under the modified corporate form as described in Treas. Reg.ss. 1.368-1(d)

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("continuity  of  business  enterprise")  and (2) a  continuity  of  interest as described in Treas. Reg.ss. 1.368-1(e) ("continuity of interest").

                     1.        Continuity of Business Enterprise.
                               ----------------------------------

           To satisfy the continuity of business enterprise requirement of Treas. Reg. ss. 1.368-1(d)(1), the issuing corporation must either (i) continue the target corporation's "historic business" ("business continuity") or (ii) use a significant portion of the target corporation's "historic business assets" in a business ("asset continuity").

           While there is no authority that deals directly with the continuity of business enterprise requirement in the context of a transaction such as the Reorganization, Rev. Rul. 87-76, 1987-2 C.B. 84, deals with a somewhat similar situation. In that ruling, P was a RIC that invested exclusively in municipal bonds. P acquired the assets of T in exchange for P common stock in a transaction that was intended to qualify as a C Reorganization. Prior to the exchange, T sold its entire portfolio of corporate stocks and bonds and purchased a portfolio of municipal bonds. The Service held that this transaction did not qualify as a reorganization for the following reasons: (1) because T had sold its historic assets prior to the exchange, there was no asset continuity; and (2) the failure of P to engage in the business of investing in corporate stocks and bonds after the exchange caused the transaction to lack business continuity as well.

           The Funds' investment objectives, policies, and restrictions are substantially similar. Moreover, after the Reorganization Acquiring Fund will continue Target's "historic business" (within the meaning of Treas. Reg.ss. 1.368-1(d)(2)). Accordingly, there will be business continuity.

           Acquiring Fund not only will continue Target's historic business, but it also will use in that business a significant portion of Target's "historic business assets" (within the meaning of Treas. Reg.ss. 1.368-1(d)(3)). Accordingly, there will be asset continuity as well.

           For all the foregoing reasons, we believe that the Reorganization will satisfy the continuity of business enterprise requirement.

                     2.        Continuity of Interest.
                               -----------------------

           Regulation section 1.368-1(e)(1)(i) provides that "[c]ontinuity of interest requires that in substance a substantial part of the value of the proprietary interests in the target corporation be preserved in the reorganization. A proprietary interest in the target corporation is preserved if, in a potential reorganization, it is exchanged for a proprietary interest in the issuing corporation . . . ." That section goes on to provide that

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"[h]owever,  a proprietary  interest in the target  corporation is not preserved if, in connection with the potential reorganization, . . . stock of the issuing corporation furnished in exchange for a proprietary interest in the target
corporation  in  the  potential   reorganization  is  redeemed.  All  facts  and
circumstances must be considered in determining whether, in substance, a proprietary interest in the target corporation is preserved."

           For purposes of issuing private letter rulings, the Service considers the continuity of interest requirement satisfied if ownership in an acquiring corporation on the part of a transferor corporation's former shareholders is equal in value to at least 50% of the value of all the formerly outstanding shares of the transferor corporation.6/ Although shares of both the target and acquiring corporations held by the target corporation's shareholders that are disposed of before or after the transaction will be considered in determining satisfaction of the 50% standard, the Service has recently issued private letter rulings that excepted from that determination "shares which are required to be redeemed at the demand of shareholders by . . . Target or Acquiring in the ordinary course of their businesses as open-end investment companies (or series thereof) pursuant to Section 22(e) of the 1940 Act." Priv. Ltr. Ruls. 9823018 (Mar. 5, 1998) and 9822053 (Mar. 3, 1998); cf. Priv. Ltr. Rul. 199941046 (July
16, 1999) (redemption of a target RIC shareholder's shares, amounting to 42% of the RIC's value, and other "shares redeemed in the ordinary course of Target's business as an open-end investment company pursuant to section 22(e) . . ." excluded from determination of whether the target or a related person acquired its shares with consideration other than target or acquiring fund shares).7/


----------------------

6/  Rev.  Proc.  77-37,  supra;  but see  Rev.  Rul.  56-345,  1956-2  C.B.  206
(continuity of interest was held to exist in a reorganization of two RICs where immediately after the reorganization 26% of the shares were redeemed to allow investment in a third RIC); see also Reef Corp. v. Commissioner, 368 F.2d 125 (5th Cir. 1966), cert. denied, 386 U.S. 1018 (1967) (a redemption of 48% of a transferor corporation's stock was not a sufficient shift in proprietary interest to disqualify a transaction as a reorganization under section 368(a)(1)(F) ("F Reorganization"), even though only 52% of the transferor's shareholders would hold all the transferee's stock); Aetna Casualty and Surety Co. v. U.S., 568 F.2d 811, 822-23 (2d Cir. 1976) (redemption of a 38.39%
minority interest did not prevent a transaction from qualifying as an F Reorganization); Rev. Rul. 61-156, 1961-2 C.B. 62 (a transaction qualified as an F Reorganization even though the transferor's shareholders acquired only 45% of the transferee's stock, while the remaining 55% of that stock was issued to new shareholders in a public underwriting immediately after the transfer).

7/ Although, under section 6110(k)(3), a private letter ruling may not be cited as precedent, tax practitioners look to such rulings as generally indicative of the Service's views on the proper interpretation of the Code and the Regulations. Cf. Rowan Companies, Inc. v. Commissioner, 452 U.S. 247 (1981).

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           Although  Acquiring  Fund's  shares  will be offered  for sale to the public on an ongoing basis after the Reorganization, sales of those shares will arise out of a public offering separate and unrelated to the Reorganization and not as a result thereof. See Reef Corp. v. Commissioner, 368 F.2d at 134; Rev. Rul. 61-156, supra. Similarly, although Shareholders may redeem Acquiring Fund Shares pursuant to their rights as shareholders of a series of an open-end investment company (see Priv. Ltr. Ruls. 9823018 and 9822053, supra, and 8816064 (Jan. 28, 1988)), those redemptions will result from the exercise of those rights in the course of Acquiring Fund's business as such a series and not from the C Reorganization as such.

           Accordingly, we believe that the Reorganization will satisfy the continuity of interest requirement.

           F.        Business Purpose.
                     -----------------

           All reorganizations must meet the judicially imposed requirements of the "business purpose doctrine," which was established in Gregory v. Helvering, 293 U.S. 465 (1935), and is now set forth in Treas. Reg. ss.ss. 1.368-1(b), -1(c), and -2(g) (the last of which provides that, to qualify as a reorganization, a transaction must be "undertaken for reasons germane to the continuance of the business of a corporation a party to the reorganization"). Under that doctrine, a transaction must have a bona fide business purpose (and not a purpose to avoid federal income tax) to qualify as a valid reorganization. The substantial business purposes of the Reorganization are described in the Proxy Statement. Accordingly, we believe that the Reorganization is being undertaken for bona fide business purposes (and not a purpose to avoid federal income tax) and therefore meets the requirements of the business purpose doctrine.

           G.        Satisfaction of Section 368(a)(2)(F).
                     -------------------------------------

           Under section 368(a)(2)(F), if two or more parties to a transaction described in section 368(a)(1) (with an exception not relevant here) were "investment companies" immediately before the transaction, then the transaction shall not be considered a reorganization with respect to any such investment company and its shareholders. But that section does not apply to a participating investment company if, among other things, it is a RIC or --

           (1) not more than 25% of the value of its total assets is invested in the stock and securities of any one issuer and

           (2) not more than 50% of the value of its total assets is invested in the stock and securities of five or fewer issuers.

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In determining  total assets for these purposes,  cash and cash items (including
receivables)   and   U.S.   government   securities   are   excluded.    Section
368(a)(2)(F)(iv). Each Fund will meet the requirements to qualify for treatment as a RIC for its respective current taxable year and will satisfy the foregoing percentage tests. Accordingly, we believe that section 368(a)(2)(F) will not cause the Reorganization to fail to qualify as a C Reorganization with respect to either Fund.

           For all the foregoing reasons, we believe that the Reorganization will qualify as a C Reorganization.

           H.        Each Fund Will Be a Party to a Reorganization.
                     ----------------------------------------------

           Section 368(b)(2) provides, in pertinent part, that in the case of a reorganization involving the acquisition by one corporation of properties of another -- and Treas. Reg. ss. 1.368-2(f) further provides that if one corporation transfers substantially all its properties to a second corporation in exchange for all or a part of the latter's voting stock (i.e., a C Reorganization) -- the term "a party to a reorganization" includes each corporation. Pursuant to the Reorganization, Target is transferring all its properties to Acquiring Fund in exchange for Acquiring Fund Shares. Accordingly, we believe that each Fund will be "a party to a reorganization."

II.        Target Will Recognize No Gain or Loss.
           --------------------------------------

           Under sections 361(a) and (c), no gain or loss shall be recognized to a corporation that is a party to a reorganization if, pursuant to the plan of reorganization, (1) it exchanges property solely for stock or securities in another corporate party to the reorganization and (2) distributes that stock or securities to its shareholders. (Such a distribution is required by section 368(a)(2)(G)(i) for a reorganization to qualify as a C Reorganization.) Section 361(c)(4) provides that sections 311 and 336 (which require recognition of gain on certain distributions of appreciated property) shall not apply to such a distribution.

           As noted above, it is our opinion that the Reorganization will qualify as a C Reorganization, each Fund will be a party to a reorganization, and the Plan constitutes a plan of reorganization. Target will exchange the Assets solely for Acquiring Fund Shares and then will be terminated pursuant to the Plan, distributing those shares to the Shareholders in constructive exchange for their Target Shares. As also noted above, it is our opinion that the Reorganization is being undertaken for BONA FIDE business purposes (and not a

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IAI INVESTMENT FUNDS VI, INC.
MONEY MARKET OBLIGATIONS TRUST
September 15, 2000
Page 16

purpose to avoid federal income tax). Accordingly, we believe that Target will recognize no gain or loss on the Reorganization.8/

III.       Acquiring Fund Will Recognize No Gain or Loss.
           ----------------------------------------------

           Section 1032(a) provides that no gain or loss shall be recognized to a corporation on the receipt of money or other property in exchange for its stock. Acquiring Fund will issue Acquiring Fund Shares to Target in exchange for the Assets, which consist of money and securities. Accordingly, we believe that Acquiring Fund will recognize no gain or loss on the Reorganization.

IV. Acquiring Fund's Basis in the Assets Will Be a Carryover Basis, and Its Holding Period Will Include Target's Holding Period.
           ---------------------------------------------------------------------

           Section 362(b) provides, in pertinent part, that the basis of property acquired by a corporation in connection with a reorganization to which section 368 applies shall be the same as it would be in the hands of the transferor, increased by the amount of gain recognized to the transferor on the transfer (a "carryover basis"). As noted above, it is our opinion that the Reorganization will qualify as such a reorganization and that Target will recognize no gain on the Reorganization. Accordingly, we believe that Acquiring Fund's basis in the Assets will be the same as Target's basis therein immediately before the Reorganization.

           Section 1223(2) provides in general that the period for which a taxpayer has held acquired property that has a carryover basis shall include the period for which the transferor held the property. As noted above, it is our opinion that Acquiring Fund's basis in the Assets will be a carryover basis. Accordingly, we believe that Acquiring Fund's holding period for the Assets will include Target's holding period therefor.

V.         A Shareholder Will Recognize No Gain or Loss.
           ---------------------------------------------

           Under section 354(a)(1), no gain or loss shall be recognized if stock in a corporation that is a party to a reorganization is exchanged pursuant to a plan of reorganization solely for stock in that corporation or another corporate party to the reorganization. Pursuant to the Plan, the Shareholders will receive solely Acquiring Fund Shares for their Target Shares. As noted above, it is our



----------------------

8/ Notwithstanding anything herein to the contrary, we express no opinion as to the effect of the Reorganization on either Fund or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

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MONEY MARKET OBLIGATIONS TRUST
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Page 17


opinion that the Reorganization will qualify as a C Reorganization, each Fund will be a party to a reorganization, and the Plan constitutes a plan of reorganization. Although section 354(a)(1) requires that the transferor corporation's shareholders exchange their shares therein for shares of the acquiring corporation, the courts and the Service have recognized that the Code does not require taxpayers to perform useless gestures to come within the statutory provisions. See, e.g., Eastern Color Printing Co., 63 T.C. 27, 36
(1974); Davant v. Commissioner, 366 F.2d 874 (5th Cir. 1966). Therefore, although Shareholders will not actually surrender Target Share certificates in exchange for Acquiring Fund Shares, their Target Shares will be canceled on the issuance of Acquiring Fund Shares to them (all of which will be reflected on Acquiring Fund's share transfer books) and will be treated as having been exchanged therefor. See Rev. Rul. 81-3, 1981-1 C.B. 125; Rev. Rul. 79-257, 1979-2 C.B. 136. Accordingly, we believe that a Shareholder will recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization.

VI. A Shareholder's Basis in Acquiring Fund Shares Will Be a Substituted Basis, and its Holding Period therefor Will Include its Holding Period for its Target Shares.
           ---------------------------------------------------------------------

           Section 358(a)(1) provides, in pertinent part, that in the case of an exchange to which section 354 applies, the basis of the property permitted to be received thereunder without the recognition of gain or loss shall be the same as the basis of the property exchanged therefor, decreased by, among other things, the fair market value of any other property and the amount of any money received in the exchange and increased by the amount of any gain recognized on the exchange by the shareholder (a "substituted basis"). As noted above, it is our opinion that the Reorganization will qualify as a C Reorganization and, under section 354, a Shareholder will recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares in the Reorganization. No property will be distributed to the Shareholders other than Acquiring Fund Shares, and no money will be distributed to them pursuant to the Reorganization. Accordingly, we believe that a Shareholder's basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the basis in its Target Shares it constructively surrenders in exchange for those Acquiring Fund Shares.

           Section 1223(1) provides in general that the period for which a taxpayer has held property received in an exchange that has a substituted basis shall include the period for which the taxpayer held the property exchanged therefor if the latter property was a capital asset (as defined in section 1221) in the taxpayer's hands at the time of the exchange. See Treas. Reg. ss. 1.1223-1(a). As noted above, it is our opinion that a Shareholder will have a substituted basis for the Acquiring Fund Shares it receives in the Reorganization. Accordingly, we believe that a Shareholder's holding period for

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MONEY MARKET OBLIGATIONS TRUST
September 15, 2000
Page 18


the Acquiring Fund Shares it receives in the Reorganization will include its holding period for the Target Shares it constructively surrenders in exchange for those Acquiring Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time.

                                        Very truly yours,

                                        KIRKPATRICK & LOCKHART LLP



                                        By:   /s/ Theodore L. Press
                                              ---------------------
                                                   Theodore L. Press